Other financial assets	12 Months Ended
Dec. 31, 2018
Other financial assets [Abstract]
Disclosure of other financial assets [Text block]

Other financial assets

Other current financial assets

In 2018 current financial assets increased by EUR 434 million from EUR 2 million in 2017 to EUR 436 million in 2018, reflecting mainly the remaining interest in Signify (formerly Philips Lighting) of 16.5% as of December 31, 2018 (please refer to Interests in entities).

Other non-current financial assets

The changes during 2018 were as follows:

Philips Group

Other non-current financial assets

in millions of EUR

2018

	Non-current financial assets at FVTP&L	Non-current financial assets at FVTOCI	Non-current financial assets at Amortized cost	Total
Balance as of January 1, 2018 [1]	104	369	114	587
Changes:
Acquisitions/additions	30	1	14	45
Sales/redemptions/reductions	(20)	(18)	(78)	(116)
Value adjustment through OCI	-	(164)		(164)
Value adjustment through P&L	(2)		-	(1)
Translation differences and other	2	12	(4)	10
Reclassifications	2	(2)	-	-
Balance as of December 31, 2018	116	198	46	360
[1] Refer to IFRS 9 disclosure in Significant accounting policies note for the impact of IFRS 9 on 2018 opening balance.

Philips Group

Other non-current financial assets

in millions of EUR

2017

	available-for-sale financial assets	loans and receivables	held-to-maturity investments	financial assets at fair value through profit or loss	total
Balance as of January 1, 2017	172	134	2	27	335
Changes:
Reclassifications	(1)	2	-	1	2
Acquisitions/additions	368	5	-	-	374
Sales/redemptions	(23)	(8)	-	(3)	(34)
Impairment	(1)	-			(1)
Value adjustments	(46)	-		8	(39)
Translation differences and other	(24)	(20)	(1)	(6)	(50)
Balance as of December 31, 2017	446	114	1	27	587

The company’s investments in non-current financial assets mainly consist of investments in common shares of companies in various industries. In 2018, the main movements in non-current financial assets at FVTOCI can be explained by value adjustments related to the retained investment in the combined Lumileds and Automotive businesses (please refer to Fair value of financial assets and liabilities)

The retained investment in the combined businesses of Lumileds and Automotive of EUR 112 million (December 31, 2017: EUR 243 million) is classified as a financial asset recognized at fair value through OCI.